UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	May 14, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $134,206

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
									VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- ---------------- 	----------	---------	------- ----	----	-----------------	------- ------- ------
AT&T INC 			COM			00206R102	759		20700	SH		SOLE			10083	0	10617
AMGEN INC 			COM			031162100	1539		15009	SH		SOLE			6474	0	8535
CME GROUP INC			COM			12572Q105	422		6876	SH		SOLE			4701	0	2175
CONOCOPHILLIPS 			COM			20825C104	340		5653	SH		SOLE			5653	0	0
DU PONT E I DE NEMOURS & CO 	COM			263534109	745		15161	SH		SOLE			15128	0	33
EXXON MOBIL CORP 		COM			30231G102	783		8692	SH		SOLE			5439	0	3253
GENERAL ELECTRIC CO 		COM			369604103	721		31172	SH		SOLE			30372	0	800
HEINZ H J CO 			COM			423074103	723		10000	SH		SOLE			10000	0	0
ILLINOIS TOOL WKS INC		COM			452308109	338		5548	SH		SOLE			0	0	5548
ISHARES TR			BARCLYS TIPS BD		464287176	1884		15537	SH		SOLE			9457	0	6080
ISHARES TR 			CORE S&P500 ETF		464287200	10098		64169	SH		SOLE			44619	0	19550
ISHARES TR 			IBOXX INV CPBD		464287242	932		7773	SH		SOLE			7773	0	0
ISHARES TR 			S&P NA NAT RES		464287374	15383		379175	SH		SOLE			254877	0	124298
ISHARES TR 			MSCI EAFE INDEX		464287465	2501		42400	SH		SOLE			24558	0	17842
ISHARES TR 			CORE S&P MCP ETF	464287507	1184		10289	SH		SOLE			10289	0	0
ISHARES TR 			RUSSELL 2000		464287655	12450		131840	SH		SOLE			102161	0	29679
ISHARES TR 			CORE S&P SCP ETF	464287804	441		5065	SH		SOLE			2209	0	2856
JPMORGAN CHASE & CO 		COM			46625H100	1570		33075	SH		SOLE			18263	0	14812
JOHNSON & JOHNSON 		COM			478160104	964		11828	SH		SOLE			10728	0	1100
KENNAMETAL INC			COM			489170100	234		6000	SH		SOLE			6000	0	0
MARSH & MCLENNAN COS INC	COM			571748102	444		11700	SH		SOLE			0	0	11700
POWERSHARES GLOBAL ETF TRUST	FDM HG YLD RAFI		73936T557	5586		288524	SH		SOLE			191132	0	97392
PRICE T ROWE GROUP INC 		COM			74144T108	599		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM			742718109	902		11699	SH		SOLE			9706	0	1993
SPDR SERIES TRUST 		DJ REIT ETF		78464A607	1946		25071	SH		SOLE			18760	0	6311
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT		921937835	2232		26692	SH		SOLE			15988	0	10704
VANGUARD TAX MANAGED INTL FD 	MSCI EAFE ETF		921943858	7837		215135	SH		SOLE			151155	0	63980
VANGUARD MALVERN FDS		STRM INFPROIDX		922020805	865		17190	SH		SOLE			10510	0	6680
VANGUARD INTL EQUITY INDEX F	FTSE SMCAP ETF		922042718	515		5448	SH		SOLE			1105	0	4343
VANGUARD INTL EQUITY INDEX F 	FTSE EMR MKT ETF	922042858	6793		158364	SH		SOLE			110084	0	48280
VANGUARD INDEX FDS		REIT ETF		922908553	14245		201975	SH		SOLE			133492	0	68483
VANGUARD INDEX FDS		LARGE CAP ETF		922908637	13969		194719	SH		SOLE			128246	0	66473
VANGUARD INDEX FDS		SMALL CP ETF		922908751	10291		112900	SH		SOLE			80189	0	32711
WISDOMTREE TRUST		LARGECAP DIVID		97717W307	1527		25922	SH		SOLE			19174	0	6748
WISDOMTREE TRUST		EMERG MKTS ETF		97717W315	1988		36111	SH		SOLE			21238	0	14873
WISDOMTREE TRUST		GLB EX US RL EST	97717W331	238		7919	SH		SOLE			0	0	7919
WISDOMTREE TRUST		SMLCAP EARN FD		97717W562	1411		22270	SH		SOLE			22270	0	0
WISDOMTREE TRUST		EARNING 500 FD		97717W588	1359		24966	SH		SOLE			24966	0	0
WISDOMTREE TRUST		SMALLCAP DIVID		97717W604	1015		17781	SH		SOLE			0	0	17781
WISDOMTREE TRUST		DEFA FD			97717W703	5663		117798	SH		SOLE			97369	0	20429
WORKDAY INC			CL A			98138H101	770		12500	SH		SOLE			12500	0	0